REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers
Receivables	₽ 30,012	₽ 32,361
Contract assets	96	189
Total assets	30,108	32,550
Less current portion	(29,213)	(20,638)
Total non-current assets	895	11,912
Contract liabilities	(27,206)	(23,571)
Less current portion	26,082	22,621
Total non-current liabilities	(1,124)	(977)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(23,571)	(21,842)
Revenue recognised that was included in the contract liability balance at the beginning of the period	22,687	18,712
Increase due to cash received, excluding amount recognised as revenue during the period	25,657	(20,441)
Aquisition of Gulfstream, Bronevik and Webinar	(665)
Contract liabilities at end of period	(27,206)	(23,571)
Connectivity services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	25,499
Transaction price assigned to unsatisfied performance obligations	3,264
Connectivity services | 2023
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	24,375
Transaction price assigned to unsatisfied performance obligations	812
Connectivity services | 2024-2028
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	1,097
Transaction price assigned to unsatisfied performance obligations	2,130
Connectivity services | 2029-2033
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	27
Transaction price assigned to unsatisfied performance obligations	210
Connectivity services | After 2032
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsatisfied performance obligations	112
Other services
Disclosure of disaggregation of revenue from contracts with customers
Contract liabilities	(1,252)	(1,056)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(1,056)
Contract liabilities at end of period	(1,252)	(1,056)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	1,252
Other services | 2023
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	1,252
Loyalty programme
Disclosure of disaggregation of revenue from contracts with customers
Contract liabilities	(455)	(451)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(451)
Contract liabilities at end of period	(455)	(451)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	455
Loyalty programme | 2023
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	455
Mobile and fixed telecommunication services
Disclosure of disaggregation of revenue from contracts with customers
Contract liabilities	(25,499)	(22,064)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(22,064)
Contract liabilities at end of period	₽ (25,499)	₽ (22,064)